Combined Statements of Comprehensive Income - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income		$ 138,496	$ 155,822
Other comprehensive (loss) income:
Foreign currency translation adjustment	[1]	(88,572)	309,410
Unrealized gain on net investment hedges, including income taxes of nil	[1]	(18,810)	32,244
Total other comprehensive (loss) income		(107,382)	341,654
Comprehensive income		31,114	497,476
Comprehensive income attributable to:
Stapled unitholders		29,550	497,349
Non-controlling interests		1,564	127
Comprehensive income		$ 31,114	$ 497,476

[1]	(1) Items that may be reclassified subsequently to net income if a foreign subsidiary is disposed of or hedges are terminated or no longer assessed as effective (note 2(h)).